Other Current Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Financial Liabilities [Abstract]
Schedule of Other Current Financial Liabilities
As at December 31,	2023	2022
Security deposits	$623	$632
Satellite performance incentive payments	4,522	6,567
Interest payable(a)	21,719	38,536
Other	2,197	2,662
Other current financial liabilities	$29,061	$48,397

(a)      Interest payable included interest payable on indebtedness and satellite performance incentive payments.